Leases - Schedule of right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	$ 32,936	$ 21,493
Additions to right-of-use assets	332	2,312
Depreciation right-of-use assets	(1,413)	(18,040)	$ (21,059)
Derecognition of right-of-use assets	(30,162)	(445)
Remeasurement		27,603
Acquisitions through business combination	1,431
Disposals through sale of subsidiary	1,184
Translation differences	(30)	13
Closing balance	1,910	32,936	21,493
Bareboats
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	30,295	8,421
Additions to right-of-use assets	0	0
Depreciation right-of-use assets	(295)	(7,371)
Derecognition of right-of-use assets	(30,000)	0
Remeasurement		29,245
Acquisitions through business combination	0
Disposals through sale of subsidiary	0
Translation differences	0	0
Closing balance	0	30,295	8,421
Time charters
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	0	11,081
Additions to right-of-use assets	0	0
Depreciation right-of-use assets	0	(9,438)
Derecognition of right-of-use assets	0	0
Remeasurement		(1,642)
Acquisitions through business combination	0
Disposals through sale of subsidiary	0
Translation differences	0	0
Closing balance	0	0	11,081
Office rental
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	2,499	1,640
Additions to right-of-use assets	332	2,312
Depreciation right-of-use assets	(1,013)	(1,018)
Derecognition of right-of-use assets	(162)	(445)
Remeasurement		0
Acquisitions through business combination	1,431
Disposals through sale of subsidiary	1,184
Translation differences	(28)	11
Closing balance	1,876	2,499	1,640
Company cars
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	141	351
Additions to right-of-use assets	0	0
Depreciation right-of-use assets	(105)	(212)
Derecognition of right-of-use assets	0	0
Remeasurement		0
Acquisitions through business combination	0
Disposals through sale of subsidiary	0
Translation differences	(2)	2
Closing balance	$ 34	$ 141	$ 351